Intangible assets (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net book value		€ 3,847	€ 2,203
Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,918	288
Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,911	1,911
Software [Member]
IfrsStatementLineItems [Line Items]
Net book value		18	4
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,203
Additions - business combination			1,900
Additions - other	[1]	1,649	288
Transfers during the year			15
Ending balance		3,852	2,203
Gross carrying amount [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		288
Additions - business combination
Additions - other	[1]	1,630	273
Transfers during the year			15
Ending balance		1,918	288
Gross carrying amount [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,911
Additions - business combination			1,900
Additions - other	[1]		11
Transfers during the year
Ending balance		1,911	1,911
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4
Additions - business combination
Additions - other	[1]	19	4
Transfers during the year
Ending balance		23	4
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance		(5)
Amortisation charge		(5)
Accumulated depreciation and amortisation [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Amortisation charge
Accumulated depreciation and amortisation [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Amortisation charge
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance		(5)
Amortisation charge		€ (5)

[1]	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.